NOTE 3. ACCOUNTS RECEIVABLE - NOTE 3. ACCOUNTS RECEIVABLE (SCHEDULE) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Gross trade accounts receivable from customers	$ 484,982	$ 161,005
Allowance for doubtful customer accounts	0	0
Accounts receivable, net	$ 484,982	$ 161,005